Revenue (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Mining Revenue [Line Items]
Gold income		$ 2,144	$ 2,090	$ 4,388
By-products		42	65	113
Revenue from product sales	[1]	2,186	2,155	4,501
Spot market sales
Mining Revenue [Line Items]
Gold income		2,053	2,090	4,388
Concentrate sales (1)
Mining Revenue [Line Items]
Gold income		$ 91	$ 0	$ 0

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.